Expenses by Nature (Tables)	12 Months Ended
Jun. 30, 2024
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Cost of products sold	Selling expenses	General and administrative expenses	Total
Depreciation and amortization	78,705	-	1,470	80,175
Personnel expenses	34,109	4,132	42,026	80,267
Expenses with service provider	198,925	-	9,779	208,704
Leasing	27,567	-	637	28,204
Cost of agricultural products	369,807	-	-	369,807
Fair value of adjustment of agricultural products	17,041	-	-	17,041
Freight and storage	-	45,145	-	45,145
Sale of farm	-	5,787	-	5,787
Maintenance, travel expenses and others	20,865	-	11,622	32,487
Period ended June 30, 2024	747,019	55,064	65,534	867,617
Depreciation and amortization	87,363	-	1,128	88,491
Personnel expenses	36,170	4,884	46,205	87,259
Expenses with service provider	192,050	-	6,790	198,840
Leasing	32,274	-	562	32,836
Cost of agricultural products	370,222	-	-	370,222
Fair value of adjustment of agricultural products	148,260	-	-	148,260
Freight and storage	-	33,861	-	33,861
Allowance for doubtful accounts	-	2,093	-	2,093
Sale of farm	-	170	-	170
Maintenance, travel expenses and others	19,886	-	11,107	30,993
Period ended June 30, 2023	886,225	41,008	65,792	993,025
Depreciation and amortization	81,324	-	1,290	82,614
Personnel expenses	56,924	3,240	39,257	99,421
Expenses with service provider	166,772	-	5,858	172,630
Leasing	28,267	-	342	28,609
Cost of agricultural products	284,694	-	-	284,694
Fair value of adjustment of agricultural products	508,496	-	-	508,496
Freight and storage	-	33,123	-	33,123
Allowance for doubtful accounts	-	20	-	20
Sale of farm	-	7,195	-	7,195
Maintenance, travel expenses and others	16,211	-	9,221	25,432
Period ended June 30, 2022	1,142,688	43,578	55,968	1,242,234